American Century Investments®
Quarterly Portfolio Holdings
Small Cap Dividend Fund
December 31, 2023

Small Cap Dividend - Schedule of Investments
DECEMBER 31, 2023 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
COMMON STOCKS — 96.1%
Aerospace and Defense — 2.0%
Cadre Holdings, Inc.	920	30,259
Leonardo DRS, Inc.(1)	1,443	28,918
Park Aerospace Corp.	5,189	76,278
		135,455
Automobile Components — 1.0%
Atmus Filtration Technologies, Inc.(1)	2,727	64,057
Banks — 22.8%
Columbia Banking System, Inc.	6,332	168,938
CVB Financial Corp.	4,970	100,344
Financial Institutions, Inc.	3,320	70,716
First Interstate BancSystem, Inc., Class A	3,747	115,220
First Merchants Corp.	814	30,183
FNB Corp.	10,525	144,929
Home BancShares, Inc.	5,803	146,990
Old National Bancorp	5,916	99,921
Pacific Premier Bancorp, Inc.	3,864	112,481
Popular, Inc.	1,842	151,173
Provident Financial Services, Inc.	2,500	45,075
United Bankshares, Inc.	2,970	111,524
Valley National Bancorp	7,331	79,615
Webster Financial Corp.	3,105	157,610
		1,534,719
Building Products — 3.2%
Fortune Brands Innovations, Inc.	856	65,176
Tecnoglass, Inc.	3,247	148,420
		213,596
Capital Markets — 2.3%
Carlyle Group, Inc.	1,329	54,077
Patria Investments Ltd., Class A	6,490	100,660
		154,737
Chemicals — 2.0%
Avient Corp.	2,018	83,888
Mativ Holdings, Inc.	3,286	50,309
		134,197
Commercial Services and Supplies — 1.8%
Brink's Co.	1,411	124,097
Construction and Engineering — 1.1%
Shimmick Corp.(1)	11,693	76,706
Containers and Packaging — 3.3%
Graphic Packaging Holding Co.	7,093	174,842
Sonoco Products Co.	863	48,216
		223,058
Diversified Consumer Services — 0.6%
H&R Block, Inc.	769	37,197
Electric Utilities — 1.0%
ALLETE, Inc.	1,104	67,521
Electronic Equipment, Instruments and Components — 3.5%
Avnet, Inc.	2,494	125,697

Coherent Corp.(1)	300	13,059
Vishay Intertechnology, Inc.	3,940	94,442
		233,198
Energy Equipment and Services — 1.6%
ChampionX Corp.	3,655	106,763
Financial Services — 4.8%
Compass Diversified Holdings	4,723	106,031
Enact Holdings, Inc.	1,524	44,028
EVERTEC, Inc.	4,225	172,972
		323,031
Food Products — 0.6%
WK Kellogg Co.	2,934	38,553
Gas Utilities — 1.0%
Northwest Natural Holding Co.	235	9,151
Southwest Gas Holdings, Inc.	963	61,006
		70,157
Health Care Equipment and Supplies — 1.8%
Embecta Corp.	4,405	83,386
Utah Medical Products, Inc.	467	39,331
		122,717
Health Care Providers and Services — 1.2%
Patterson Cos., Inc.	2,938	83,586
Health Care REITs — 1.1%
CareTrust REIT, Inc.	3,444	77,077
Hotel & Resort REITs — 1.3%
Ryman Hospitality Properties, Inc.	769	84,636
Hotels, Restaurants and Leisure — 1.0%
Red Rock Resorts, Inc., Class A	1,284	68,476
Household Durables — 0.9%
Leggett & Platt, Inc.	2,368	61,971
Household Products — 2.0%
Spectrum Brands Holdings, Inc.	1,663	132,658
Industrial REITs — 1.2%
Terreno Realty Corp.	1,326	83,100
Insurance — 5.0%
Axis Capital Holdings Ltd.	2,735	151,437
Fidelis Insurance Holdings Ltd.(1)	3,870	49,033
Hamilton Insurance Group Ltd., Class B(1)	1,387	20,735
RenaissanceRe Holdings Ltd.	591	115,836
		337,041
Leisure Products — 1.1%
Brunswick Corp.	762	73,724
Machinery — 4.3%
Hurco Cos., Inc.	740	15,932
IMI PLC	2,472	52,969
Luxfer Holdings PLC	7,529	67,309
Timken Co.	1,882	150,842
		287,052
Media — 4.1%
Cable One, Inc.	183	101,856
Entravision Communications Corp., Class A	22,876	95,393
John Wiley & Sons, Inc., Class A	2,516	79,858
		277,107
Multi-Utilities — 0.8%
Northwestern Energy Group, Inc.	1,059	53,893

Oil, Gas and Consumable Fuels — 5.8%
Chord Energy Corp.		555	92,257
Hess Midstream LP, Class A		2,962	93,688
Mach Natural Resources LP(1)		3,414	56,297
TXO Partners LP		8,149	148,149
			390,391
Professional Services — 1.8%
Public Policy Holding Co., Inc.		35,615	51,758
Science Applications International Corp.		545	67,754
			119,512
Residential REITs — 0.7%
UMH Properties, Inc.		3,098	47,461
Retail REITs — 0.4%
Kite Realty Group Trust		1,155	26,403
Semiconductors and Semiconductor Equipment — 1.6%
Kulicke & Soffa Industries, Inc.		1,971	107,853
Specialty Retail — 1.4%
Penske Automotive Group, Inc.		603	96,788
Textiles, Apparel and Luxury Goods — 3.9%
Ralph Lauren Corp.		812	117,090
Tapestry, Inc.		4,017	147,866
			264,956
Trading Companies and Distributors — 2.1%
Applied Industrial Technologies, Inc.		505	87,208
Karat Packaging, Inc.		2,054	51,042
			138,250
TOTAL COMMON STOCKS (Cost $5,798,886)			6,471,694
PREFERRED STOCKS — 1.2%
Financial Services — 1.2%
Compass Diversified Holdings, 7.875% (Cost $79,447)		3,288	80,260
CONVERTIBLE BONDS — 0.1%
Building Products — 0.1%
DIRTT Environmental Solutions, 6.00%, 1/31/26 (Cost $13,231)	CAD	19,000	8,044
SHORT-TERM INVESTMENTS — 2.6%
Money Market Funds — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $178,495)		178,495	178,495
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $6,070,059)			6,738,493
OTHER ASSETS AND LIABILITIES†			(825)
TOTAL NET ASSETS — 100.0%			$6,737,668

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	88,750	GBP	70,013	Goldman Sachs & Co.	3/28/24	$(529)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
GBP	–	British Pound
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$6,366,967	$104,727	—
Preferred Stocks	80,260	—	—
Convertible Bonds	—	8,044	—
Short-Term Investments	178,495	—	—
	$6,625,722	$112,771	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$529	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.